Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, below is disclosure regarding executive compensation for our principal Executive Officer (“PEO,” also known as our CEO), and other NEOs and company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Pursuant to SEC rules, the information in this “Pay Versus Performance” section shall not be deemed to be incorporated by reference into any Celldex filing under the Securities Act or Exchange Act, unless expressly incorporated by specific reference in such filing.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal year ended December 31,	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return(3)	Net Loss (in thousands)	Year-end cash & investment balance (in thousands)(4)
2025	$5,366,709	$4,834,841	$1,912,099	$1,728,087	$155	$201	$(258,757)	$518,573
2024	$9,229,165	$75,804	$2,979,068	$98,029	$144	$156	$(157,863)	$725,281
2023	$8,361,844	$3,737,921	$3,067,602	$1,456,996	$226	$144	$(141,429)	$423,598
2022	$5,401,283	$10,096,324	$2,055,757	$3,596,459	$254	$139	$(112,325)	$304,952
2021	$6,045,894	$13,902,770	$2,390,179	$5,115,872	$221	$124	$(70,511)	$408,250

(1)
As reflected elsewhere herein, our Non-PEO NEOs for 2025 and 2024 were Tibor Keler, Ph.D., Sam Martin, Margo-Heath Chiozzi, M.D. and Elizabeth Crowley. Our Non-PEO NEOs for 2023 and 2022 were Tibor Keler, Ph.D., Sam Martin, Margo-Heath Chiozzi, M.D. and Diane C. Young, M.D. Our Non-PEO NEOs for 2021 were Tibor Keler, Ph.D., Freddy Jimenez, Sam Martin and Diane C. Young, M.D.

(2)
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table, to derive the compensation actually paid to the Company’s PEO and other NEOs.

	Adjustments
PEO	Summary Compensation Table Total	Less: Grant Date Fair Value of Option Awards Granted during the Fiscal Year(a)	Add: Year-End Fair Value of Outstanding and Unvested Option Awards Granted during the Fiscal Year(b)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(b)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(b)	Compensation Actually Paid
2025	$5,366,709	(4,027,590)	5,348,700	(803,438)	(1,049,540)	$4,834,841
2024	$9,229,165	(7,903,800)	4,626,300	(4,593,339)	(1,282,522)	$75,804
2023	$8,361,844	(7,092,975)	7,152,250	(2,343,805)	(2,339,393)	$3,737,921
2022	$5,401,283	(4,262,250)	9,362,250	1,051,936	(1,456,895)	$10,096,324
2021	$6,045,894	(4,868,797)	6,697,600	3,863,005	2,165,068	$13,902,770
Average Non-PEO NEOs
2025	$1,912,099	(1,144,507)	1,519,922	(237,224)	(322,203)	$1,728,087
2024	$2,979,068	(2,245,997)	1,314,640	(1,521,453)	(428,229)	$98,029
2023	$3,067,602	(2,354,868)	2,374,547	(796,800)	(833,485)	$1,456,996
2022	$2,055,757	(1,402,280)	3,080,180	394,595	(531,793)	$3,596,459
2021	$2,390,179	(1,744,290)	2,399,475	1,365,289	705,219	$5,115,872

(a)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)
Fair values as of each measurement date were determined using valuation assumptions and methodologies in accordance with Accounting Standards Codification (ASC) Topic 718.

(3)
The Peer Group TSR set forth in this table utilizes the NASDAQ Pharmaceutical (Subsector) Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in our company and in the NASDAQ Pharmaceutical (Subsector) Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not indicative of future stock performance.

(4)
Our Company Selected Measure is calculated as follows: Year-end cash and investment balance (in thousands), which is calculated by adding the cash, cash equivalents and marketable securities from our consolidated balance sheet. Identifying a Company Selected Measure is a matter of opinion. Other companies, including our peer companies, may utilize different measures as a basis for compensation or may utilize similar measures that are calculated in a manner that is different from the manner in which we calculate that measure. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

Company Selected Measure Name	Year-end cash & investment balance
Named Executive Officers, Footnote
(1)
As reflected elsewhere herein, our Non-PEO NEOs for 2025 and 2024 were Tibor Keler, Ph.D., Sam Martin, Margo-Heath Chiozzi, M.D. and Elizabeth Crowley. Our Non-PEO NEOs for 2023 and 2022 were Tibor Keler, Ph.D., Sam Martin, Margo-Heath Chiozzi, M.D. and Diane C. Young, M.D. Our Non-PEO NEOs for 2021 were Tibor Keler, Ph.D., Freddy Jimenez, Sam Martin and Diane C. Young, M.D.

Peer Group Issuers, Footnote
(3)
The Peer Group TSR set forth in this table utilizes the NASDAQ Pharmaceutical (Subsector) Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in our company and in the NASDAQ Pharmaceutical (Subsector) Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not indicative of future stock performance.

PEO Total Compensation Amount	$ 5,366,709	$ 9,229,165	$ 8,361,844	$ 5,401,283	$ 6,045,894
PEO Actually Paid Compensation Amount	$ 4,834,841	75,804	3,737,921	10,096,324	13,902,770
Adjustment To PEO Compensation, Footnote
(2)
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table, to derive the compensation actually paid to the Company’s PEO and other NEOs.

	Adjustments
PEO	Summary Compensation Table Total	Less: Grant Date Fair Value of Option Awards Granted during the Fiscal Year(a)	Add: Year-End Fair Value of Outstanding and Unvested Option Awards Granted during the Fiscal Year(b)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(b)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(b)	Compensation Actually Paid
2025	$5,366,709	(4,027,590)	5,348,700	(803,438)	(1,049,540)	$4,834,841
2024	$9,229,165	(7,903,800)	4,626,300	(4,593,339)	(1,282,522)	$75,804
2023	$8,361,844	(7,092,975)	7,152,250	(2,343,805)	(2,339,393)	$3,737,921
2022	$5,401,283	(4,262,250)	9,362,250	1,051,936	(1,456,895)	$10,096,324
2021	$6,045,894	(4,868,797)	6,697,600	3,863,005	2,165,068	$13,902,770
Average Non-PEO NEOs
2025	$1,912,099	(1,144,507)	1,519,922	(237,224)	(322,203)	$1,728,087
2024	$2,979,068	(2,245,997)	1,314,640	(1,521,453)	(428,229)	$98,029
2023	$3,067,602	(2,354,868)	2,374,547	(796,800)	(833,485)	$1,456,996
2022	$2,055,757	(1,402,280)	3,080,180	394,595	(531,793)	$3,596,459
2021	$2,390,179	(1,744,290)	2,399,475	1,365,289	705,219	$5,115,872
(a)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)
Fair values as of each measurement date were determined using valuation assumptions and methodologies in accordance with Accounting Standards Codification (ASC) Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 1,912,099	2,979,068	3,067,602	2,055,757	2,390,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,728,087	98,029	1,456,996	3,596,459	5,115,872
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table, to derive the compensation actually paid to the Company’s PEO and other NEOs.

	Adjustments
PEO	Summary Compensation Table Total	Less: Grant Date Fair Value of Option Awards Granted during the Fiscal Year(a)	Add: Year-End Fair Value of Outstanding and Unvested Option Awards Granted during the Fiscal Year(b)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(b)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(b)	Compensation Actually Paid
2025	$5,366,709	(4,027,590)	5,348,700	(803,438)	(1,049,540)	$4,834,841
2024	$9,229,165	(7,903,800)	4,626,300	(4,593,339)	(1,282,522)	$75,804
2023	$8,361,844	(7,092,975)	7,152,250	(2,343,805)	(2,339,393)	$3,737,921
2022	$5,401,283	(4,262,250)	9,362,250	1,051,936	(1,456,895)	$10,096,324
2021	$6,045,894	(4,868,797)	6,697,600	3,863,005	2,165,068	$13,902,770
Average Non-PEO NEOs
2025	$1,912,099	(1,144,507)	1,519,922	(237,224)	(322,203)	$1,728,087
2024	$2,979,068	(2,245,997)	1,314,640	(1,521,453)	(428,229)	$98,029
2023	$3,067,602	(2,354,868)	2,374,547	(796,800)	(833,485)	$1,456,996
2022	$2,055,757	(1,402,280)	3,080,180	394,595	(531,793)	$3,596,459
2021	$2,390,179	(1,744,290)	2,399,475	1,365,289	705,219	$5,115,872
(a)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)
Fair values as of each measurement date were determined using valuation assumptions and methodologies in accordance with Accounting Standards Codification (ASC) Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The following table sets forth the sole financial performance measure we used to determine the compensation paid to our PEO and other NEOs.
Year-end cash and investment balance

Total Shareholder Return Amount	$ 155	144	226	254	221
Peer Group Total Shareholder Return Amount	201	156	144	139	124
Net Income (Loss)	$ (258,757,000)	$ (157,863,000)	$ (141,429,000)	$ (112,325,000)	$ (70,511,000)
Company Selected Measure Amount	518,573,000	725,281,000	423,598,000	304,952,000	408,250,000
PEO Name	Anthony S. Marucci
Measure:: 1
Pay vs Performance Disclosure
Name	Year-end cash and investment balance
Non-GAAP Measure Description
(4)
Our Company Selected Measure is calculated as follows: Year-end cash and investment balance (in thousands), which is calculated by adding the cash, cash equivalents and marketable securities from our consolidated balance sheet. Identifying a Company Selected Measure is a matter of opinion. Other companies, including our peer companies, may utilize different measures as a basis for compensation or may utilize similar measures that are calculated in a manner that is different from the manner in which we calculate that measure. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,027,590)	$ (7,903,800)	$ (7,092,975)	$ (4,262,250)	$ (4,868,797)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,348,700	4,626,300	7,152,250	9,362,250	6,697,600
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(803,438)	(4,593,339)	(2,343,805)	1,051,936	3,863,005
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,049,540)	(1,282,522)	(2,339,393)	(1,456,895)	2,165,068
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,144,507)	(2,245,997)	(2,354,868)	(1,402,280)	(1,744,290)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,519,922	1,314,640	2,374,547	3,080,180	2,399,475
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,224)	(1,521,453)	(796,800)	394,595	1,365,289
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (322,203)	$ (428,229)	$ (833,485)	$ (531,793)	$ 705,219